Employee Retirement Plans - Summary of Plan's Investments Measured at Fair Value and Target and Current Allocation, by Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 594.8	$ 638.2
Short-Term Investments Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 8.5	$ 10.2
Percentage of Plan Assets	1.00%	2.00%
U.S. Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 253.7	$ 275.8
Target Allocation (as a percent)	44.00%	41.00%
Percentage of Plan Assets	43.00%	43.00%
US Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 219.1	$ 227.7
Target Allocation (as a percent)	37.00%	38.00%
Percentage of Plan Assets	37.00%	36.00%
International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 113.4	$ 123.1
Target Allocation (as a percent)	19.00%	18.00%
Percentage of Plan Assets	19.00%	19.00%
Long-Biased Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)		$ 0.2
Target Allocation (as a percent)		3.00%
Consumer Discretionary Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 2.8	$ 4.3
Consumer Staples Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	4.3	6.1
Energy Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.2	1.3
Finance Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.4	2.3
Health Care Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	4.6	9.9
Index funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	117.8	141.3
Industrials Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	1.3	3.5
Information Technology Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	3.5	3.7
Capital Appreciation Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	56.1	39.4
Small Cap Growth Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	7.0	7.2
Pooled Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	55.7	55.5
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)		1.3
Western Assets Total Return Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	80.6	85.5
Blackrock Investments Institutional [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	68.7	70.8
Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	69.8	71.4
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	53.6	76.5
Equity Securities Measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	3.6	5.0
Euro Pacific Growth Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	49.8	35.4
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	1.6	2.0
Fixed Income Securities Measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	4.8	4.2
Real Estate Partnership Measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.1	1.2
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	207.9	124.4
Level 1 [Member] | U.S. Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	80.2	79.0
Level 1 [Member] | US Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	69.6
Level 1 [Member] | International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	58.1	45.4
Level 1 [Member] | Consumer Discretionary Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	2.8	4.3
Level 1 [Member] | Consumer Staples Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	4.3	6.1
Level 1 [Member] | Energy Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.2	1.3
Level 1 [Member] | Finance Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.4	2.3
Level 1 [Member] | Health Care Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	4.6	9.9
Level 1 [Member] | Industrials Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	1.3	3.5
Level 1 [Member] | Information Technology Sector [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	3.5	3.7
Level 1 [Member] | Capital Appreciation Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	56.1	39.4
Level 1 [Member] | Small Cap Growth Mutual Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	7.0	7.2
Level 1 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)		1.3
Level 1 [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	69.6
Level 1 [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	6.7	8.0
Level 1 [Member] | Euro Pacific Growth Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	49.8	35.4
Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	1.6	2.0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	378.4	503.2
Level 2 [Member] | Short-Term Investments Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	8.5	10.2
Level 2 [Member] | U.S. Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	173.5	196.8
Level 2 [Member] | US Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	149.5	227.7
Level 2 [Member] | International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	46.9	68.5
Level 2 [Member] | Index funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	117.8	141.3
Level 2 [Member] | Pooled Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	55.7	55.5
Level 2 [Member] | Western Assets Total Return Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	80.6	85.5
Level 2 [Member] | Blackrock Investments Institutional [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	68.7	70.8
Level 2 [Member] | Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	0.2	71.4
Level 2 [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets (in dollars)	$ 46.9	$ 68.5